Note 9 - Recoverable VAT and Other Taxes - Recoverable VAT and Other Taxes Schedule (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
ICMS (State VAT)	$ 1,888	$ 1,870
Federal tax credits (PIS / COFINS)	7,514	14,814
Other recoverable taxes (1)	1,646	998
Receivables from taxes other than income tax	11,048	17,682
Current	9,160	17,682
Non-Current	$ 1,888	$ 0